DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.4%
404,313	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63%	^	06/15/2043	407,003
1,464,107	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	1,482,550
1,470,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	1,506,428
4,339,313	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,611,420
941,766	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	961,020
663,480	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	691,288

Total Asset Backed Obligations (Cost $9,288,976)					8,659,709

Bank Loans - 10.5%
199,500	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	199,968
753,113	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	754,054
158,800	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	157,873
749,757	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	747,729
751,447	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	751,920
1,885,950	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	1,890,665
2,309,213	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		07/28/2022	2,309,582
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	2,983,755
6,546,478	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	6,153,689
4,653,195	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	9.39%		09/19/2025	4,716,013
6,330,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	6,432,229
3,130,000	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	3,128,044
1,805,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	1,810,866
1,348,157	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	1,290,577
	BI-LO, LLC, Senior Secured First Lien Term Loan
2,363,842	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.56%		05/31/2024	2,271,262
2,363,842	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.59%		05/31/2024	2,271,262
2,224,792	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.47%		05/31/2024	2,137,658
274,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	274,000
2,243,725	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	2,243,568
4,514,688	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.41%		03/24/2025	4,541,505
1,841,088	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	1,496,537
2,000,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	1,911,000
2,900,000	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	10.08%		05/23/2021	2,699,421
420,000	CVS Holdings LP, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.31%		02/06/2026	424,463
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	4,375,995
201,049	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	202,162
373,951	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	376,021
1,528,450	EnergySolutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/09/2025	1,467,312
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	10.00%		12/01/2025	1,254,162
1,097,953	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	1,094,867
3,007,463	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	2,921,464
9,271,109	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	7,637,076
4,066,129	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	2,175,379
1,890,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	1,913,625
331,650	Genworth Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.95%		03/07/2023	335,175
1,581,038	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	1,575,765
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
3,476,973	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	2,858,350
5,920,250	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	4,866,919
7,700,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	7,754,554
6,663,008	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	6,052,243
1,846,050	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.19%		05/26/2025	1,826,048
2,248,700	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.44%		07/02/2025	2,226,213
4,500,000	Kronos, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.83%		11/01/2024	4,665,960
5,775,000	Longview Power LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	8.60%		04/13/2021	5,053,154
3,251,250	LSF9 Atlantis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.42%		05/01/2023	3,056,842
3,077,143	Masergy Communications, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%)	10.02%		12/15/2024	3,030,986
4,580,012	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	4,511,678
3,965,000	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	3,908,816
1,800,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		03/06/2026	1,808,721
5,333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.65%		12/01/2025	5,180,000
3,017,438	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	2,891,716
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.19%		11/30/2026	2,603,662
3,571,684	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	3,412,244
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	900,475
1,741,250	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.39%		08/14/2026	1,708,236
1,550,000	Peak 10 Holding Corporation, Guaranteed Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.83%		08/01/2025	1,306,844
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.65%		02/13/2026	3,758,488
640,000	Pelican Products, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	10.33%		05/01/2026	614,400
578,550	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	572,041
2,000,000	PowerTeam Services, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.58%		03/06/2026	1,940,000
2,390,000	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	2,404,938
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
890,263	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	890,125
587,574	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	587,483
124,637	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	124,618
178,053	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	178,025
3,808,652	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	2,252,532
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		10/01/2026	2,402,484
2,820,670	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	2,791,053
1,275,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.02%		06/26/2026	1,256,933
743,946	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/03/2023	739,415
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.15%		06/26/2026	3,774,275
3,125,000	Southern Graphics, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%)	9.95%		12/08/2023	2,281,250
2,489,777	Summit Midstream Partners Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		05/13/2022	2,467,991
4,719,554	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	2,737,341
4,210,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	4,216,589
2,244,375	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%		07/21/2025	2,240,369
900,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	906,750
3,819,235	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.41%		02/01/2024	3,768,764
1,181,075	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		01/25/2024	1,185,008
1,140,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	1,075,516
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.58%		10/27/2025	3,820,000
2,606,900	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	2,613,834
1,135,000	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.92%		02/05/2026	1,136,952
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.53%		05/15/2023	281,912
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.53%		05/15/2023	1,609,588
3,000,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%)	8.14%		06/18/2026	2,940,000
822,352	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.16%		10/10/2025	812,245
4,350,606	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	10.16%		10/09/2026	4,285,347
1,391,513	WeddingWire, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		12/19/2025	1,396,731
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.65%		12/21/2026	2,721,594
1,340,000	Wink Holdco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.25%		12/01/2025	1,351,723

Total Bank Loans (Cost $226,765,560)					216,686,618

Collateralized Loan Obligations - 11.4%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	6.85%	^	07/15/2026	2,000,747
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	8.85%	^	07/15/2026	6,002,206
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	10.85%	^	07/18/2027	1,929,679
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	8.39%	^	10/20/2030	2,863,547
2,500,000	Atrium XV, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	8.44%	^	01/23/2031	2,399,042
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	9.04%	^	10/20/2030	2,199,271
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	8.42%	^	10/15/2030	1,436,636
5,000,000	Barings Ltd., Series 2019-2A-D (3 Month LIBOR USD + 6.69%, 6.69% Floor)	9.13%	^	04/15/2031	5,022,123
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	9.40%	^	07/18/2027	2,231,096
3,000,000	BlueMountain Ltd., Series 2016-2A-D (3 Month LIBOR USD + 7.00%)	9.52%	^	08/20/2028	3,001,446
5,000,000	Bristol Park Ltd., Series 2016-1A-E (3 Month LIBOR USD + 7.25%)	9.85%	^	04/15/2029	5,007,221
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	10/15/2031	6,184,354
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	9.45%	^	04/15/2029	7,921,694
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	8.35%	^	07/15/2031	2,280,211
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.85%	^	07/15/2030	6,465,896
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	07/15/2031	2,343,059
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	8.10%	^	10/15/2030	1,869,898
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	9.32%	^	04/20/2031	2,978,435
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	8.40%	^	04/15/2030	1,414,408
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	9.80%	^	04/15/2031	2,173,146
3,250,000	Dryden Ltd., Series 2019-68A-E (3 Month LIBOR USD + 6.75%)	0.00%	^	07/15/2032	3,250,000
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.75%	^	01/15/2031	2,745,875
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	8.10%	^	01/15/2031	1,139,283
2,500,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	9.00%	^	10/15/2030	2,467,220
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.58%	^	04/28/2025	938,366
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	8.33%	^	04/28/2025	865,225
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	10.20%	^	07/20/2031	3,097,980
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	8.60%	^	10/15/2031	4,578,505
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	9.05%	^	07/15/2027	7,008,621
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.89%	^	01/20/2031	5,926,319
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.34%	^	10/20/2030	1,900,000
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	8.39%	^	10/22/2030	10,350,598
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	8.94%	^	10/21/2030	6,987,388
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E (3 Month LIBOR USD + 6.65%)	9.23%	^	10/25/2029	1,500,891
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	8.68%	^	04/25/2029	2,918,825
2,000,000	Madison Park Funding Ltd., Series 2019-34A-E	9.33%	^±	04/25/2031	1,997,050
2,000,000	Madison Park Funding Ltd., Series 2019-37A-E (3 Month LIBOR USD + 6.55%)	0.00%	^	07/15/2032	2,000,000
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	7.10%	^	01/15/2028	9,630,940
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	7.60%	^	01/18/2028	7,391,873
3,250,000	Magnetite Ltd., Series 2019-22A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	9.24%	^	04/15/2031	3,261,748
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	8.00%	^	01/15/2028	1,965,855
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	9.27%	^	04/20/2031	1,000,802
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	9.27%	^	01/19/2032	1,741,518
3,000,000	Newark BSL Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	9.33%	^	12/21/2029	3,002,308
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	8.88%	^	07/25/2030	1,988,723
3,675,000	Niagara Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.84%	^	07/17/2032	3,675,000
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.75%	^	07/15/2029	5,003,563
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.34%	^	07/17/2030	7,724,392
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	9.59%	^	07/19/2030	5,462,822
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.69%	^	07/15/2030	1,846,698
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.79%	^	03/17/2030	3,942,938
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.88%	^	01/15/2030	6,918,305
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	9.31%	^	10/20/2028	7,205,440
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	9.39%	^	01/20/2029	4,893,527
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	8.94%	^	07/20/2030	3,867,140
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	9.24%	^	07/20/2029	4,051,193
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	8.69%	^	04/17/2030	1,463,999
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	7.85%	^	07/15/2031	934,697
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	9.89%	^	07/15/2031	886,022
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L (3 Month LIBOR USD + 3.70%)	6.22%	^	11/24/2025	3,260,919
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.35%	^	10/18/2030	1,949,400
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	01/15/2031	3,167,500
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	8.81%	^	10/22/2031	1,871,132
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	9.02%	^	04/18/2029	4,882,898
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	9.00%	^	10/15/2030	2,912,066
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	8.10%	^	07/15/2030	911,232
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	8.35%	^	07/15/2030	925,761

Total Collateralized Loan Obligations (Cost $241,948,009)					235,136,672

Foreign Corporate Bonds - 63.9%
10,200,000	Adecoagro S.A.	6.00%	^z	09/21/2027	9,792,000
4,800,000	Adecoagro S.A.	6.00%	z	09/21/2027	4,608,000
3,508,813	Aeropuerto Argentina S.A.	6.88%		02/01/2027	3,443,022
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	27,156,500
5,500,000	AES Argentina Generacion S.A.	7.75%	^	02/02/2024	5,005,000
19,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	17,745,000
10,000,000	AES El Salvador Trust	6.75%		03/28/2023	9,762,600
4,600,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	4,913,996
12,000,000	AI Candelaria Spain SLU	7.50%		12/15/2028	13,230,000
27,000,000	AjeCorporationB.V.	6.50%		05/14/2022	25,785,000
73,104	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	79,775
4,557,840	Autopistas del Sol S.A.	7.38%	^	12/30/2030	4,614,859
20,000,000	Avianca Holdings S.A.	8.38%	^z	05/10/2020	19,560,200
8,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	7,824,080
21,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	22,494,375
8,541,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	8,647,763
30,000,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%		07/19/2026	29,025,300
11,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	11,385,110
35,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†z	04/15/2024	33,398,750
15,000,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	13,050,150
18,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	z	11/04/2026	16,138,686
8,000,000	Banco Mercantil de Norte (10 Year CMT Rate + 5.35%)	7.63%	^†z	01/10/2028	8,220,000
27,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†z	01/10/2028	27,742,500
13,000,000	Banco Votorantim S.A. (5 Year CMT Rate + 6.11%)	8.25%	†z	12/07/2022	13,711,880
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,342,698
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,375,100
14,544,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%	z	01/18/2033	14,049,504
12,000,000	C&W Senior Financing DAC	7.50%	^z	10/15/2026	12,540,000
22,750,000	C&W Senior Financing DAC	6.88%	z	09/15/2027	23,605,400
5,026,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	7.04%	†	09/30/2019	5,018,461
10,150,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	6.60%	†	09/30/2019	10,023,125
7,345,000	Camelot Finance S.A.	7.88%	^z	10/15/2024	7,739,794
5,000,000	Canacol Energy Ltd.	7.25%		05/03/2025	5,225,000
20,000,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	20,900,000
16,200,000	Capex S.A.	6.88%	z	05/15/2024	14,701,500
3,800,000	Capex S.A.	6.88%	^z	05/15/2024	3,448,500
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	18,321,150
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,405,535
21,500,000	Cia General de Combustibles S.A.	9.50%		11/07/2021	20,919,715
14,000,000	CIMPOR Financial Operations B.V.	5.75%	z	07/17/2024	12,337,500
20,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	^†z	03/30/2020	20,830,200
31,000,000	Cosan Overseas Ltd.	8.25%	†	08/05/2019	32,162,500
1,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	1,105,000
9,400,000	Credito Real S.A.B. de C.V. (10 Year CMT Rate + 7.03%)	9.13%	^†z	11/29/2022	9,548,144
20,600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	20,924,656
35,000,000	CSN Islands Corporation	7.00%	†z	09/23/2019	31,762,500
2,600,000	CSN Resources S.A.	7.63%	^	04/17/2026	2,764,671
43,900,000	Digicel Group Ltd.	8.25%	^z	09/30/2022	9,877,500
10,042,777	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	2,159,197
13,101,000	Docuformas SAPI de C.V.	9.25%		10/11/2022	13,035,495
16,080,000	Eldorado International Finance GMBH	8.63%	^z	06/16/2021	16,916,160
4,000,000	Eldorado International Finance GMBH	8.63%		06/16/2021	4,208,000
20,000,000	Financiera Independencia S.A.B. de C.V. SOFOM ENR	8.00%	^	07/19/2024	18,195,200
30,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%	z	03/15/2043	27,600,000
2,486,000	Geopark Ltd.	6.50%		09/21/2024	2,569,903
5,525,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	5,960,094
5,000,000	Gilex Holding Sarl	8.50%		05/02/2023	5,307,550
10,000,000	Gilex Holding Sarl	8.50%	^	05/02/2023	10,615,100
3,565,000	Gran Tierra Energy International Holdings Ltd.	6.25%	z	02/15/2025	3,333,275
6,400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	5,984,000
19,000,000	Gran Tierra Energy, Inc.	7.75%	^z	05/23/2027	18,724,500
12,300,000	Grupo Idesa S.A. de C.V.	7.88%	z	12/18/2020	9,271,125
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^z	12/18/2020	11,080,125
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	4,035,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	26,227,500
13,447,000	GW Honos Security Corporation	8.75%	^	05/15/2025	13,346,147
11,800,000	Instituto Costarricense de Electricidad	6.38%	z	05/15/2043	9,912,118
15,000,000	Instituto Costarricense de Electricidad	6.38%	^z	05/15/2043	12,600,150
7,300,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	7,263,500
7,715,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	7,946,450
5,925,566	Invepar Holdings	0.00%	ΩÞ	12/30/2028	253,389
25,000,000	JSL Europe S.A.	7.75%	z	07/26/2024	25,562,500
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^z	08/15/2023	17,240,666
15,000,000	MARB BondCo PLC	7.00%	^z	03/15/2024	15,685,650
6,000,000	MEG Energy Corporation	7.00%	^z	03/31/2024	5,730,000
3,200,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	3,344,480
14,500,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	14,554,375
10,000,000	NBM US Holdings, Inc.	7.00%	^z	05/14/2026	10,552,500
20,000,000	Pampa Energia S.A.	7.50%	z	01/24/2027	18,600,000
10,000,000	Pampa Energia S.A.	7.50%	^z	01/24/2027	9,300,000
570,000	Pesquera Exalmar S.A.A.	8.00%		01/25/2025	571,425
4,800,000	Petra Diamonds PLC	7.25%	^z	05/01/2022	4,776,000
25,000,000	Petrobras Global Finance B.V.	6.75%	z	01/27/2041	26,898,750
11,000,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	11,737,000
10,000,000	Petroleos Mexicanos	6.38%		01/23/2045	8,637,500
11,000,000	Rio Energy S.A.	6.88%	z	02/01/2025	8,393,110
9,000,000	Rio Energy S.A.	6.88%	^z	02/01/2025	6,867,090
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,612,500
21,119,000	Sappi Papier Holding GMBH	7.50%	^	06/15/2032	21,435,785
13,891,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	14,025,645
2,195,000	Starfruit Finco B.V.	8.00%	^z	10/01/2026	2,266,337
24,525,883	Stoneway Capital Corporation	10.00%		03/01/2027	23,238,519
2,325,000	Syngenta Finance N.V.	4.38%	z	03/28/2042	1,972,272
3,715,000	Syngenta Finance N.V.	5.68%		04/24/2048	3,694,459
10,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	10,600,000
14,930,000	Telesat LLC	8.88%	^z	11/15/2024	16,199,050
13,644,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	13,947,033
5,000,000	Teva Pharmaceutical Finance Netherlands B.V.	4.10%	z	10/01/2046	3,418,500
7,214,000	Transportadora de Gas del Sur S.A.	6.75%	^z	05/02/2025	6,997,652
3,086,000	Transportadora de Gas del Sur S.A.	6.75%		05/02/2025	2,993,451
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†z	01/29/2025	22,140,240
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	^†	01/29/2025	10,147,610
10,000,000	Unigel Luxembourg S.A.	10.50%	^	01/22/2024	10,750,000
7,700,000	Unigel Luxembourg S.A.	10.50%		01/22/2024	8,277,500
13,000,000	Vedanta Resources Finance PLC	9.25%	^z	04/23/2026	13,224,692
7,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	7,120,988
13,000,000	Vedanta Resources PLC	6.13%	z	08/09/2024	11,991,045
15,000,000	YPF S.A.	8.50%	z	07/28/2025	15,061,200
15,000,000	YPF S.A.	7.00%	z	12/15/2047	12,918,750

Total Foreign Corporate Bonds (Cost $1,347,805,529)					1,316,290,951

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.6%
9,400,000	Argentine Republic Government International Bond	7.13%	z	07/06/2036	7,289,794
25,000,000	Argentine Republic Government International Bond	7.63%	z	04/22/2046	19,881,250
4,400,000	Dominican Republic International Bond	6.40%	^z	06/05/2049	4,614,544
30,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	22,425,300

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $67,421,017)					54,210,888

Municipal Bonds - 1.0%
40,350,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	20,982,000

Total Municipal Bonds (Cost $34,014,746)					20,982,000

Non-Agency Commercial Mortgage Backed Obligations - 15.8%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	10,091,362
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	8,958,505
20,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	6.04%	^	04/15/2034	20,143,980
350,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.31%	^	05/15/2035	353,539
15,292,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.24%	^	10/15/2035	15,325,609
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.38%	#^I/O	10/10/2047	1,420,781
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	4,185,445
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	1,675,181
7,036,812	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	783,338
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	1
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^Þ	10/10/2048	5,333,446
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.38%	#^I/O	10/10/2048	1,237,345
38,532,600	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%, 10.48% Floor)	13.02%	^	09/15/2019	39,406,843
12,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.63%	#^Þ	04/10/2047	7,916,914
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.46%	#^I/O	04/10/2047	3,242,616
5,711,500	GS Mortgage Securities Corporation, Series 2018-FBLU-E (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.14%	^	11/15/2035	5,764,374
20,000,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	05/15/2038	19,874,560
5,590,000	Hilton USA Trust, Series 2018-ORL-F (1 Month LIBOR USD + 3.65%)	6.04%	^	12/15/2034	5,654,731
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52%	^	11/05/2035	5,080,411
20,000,000	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	6.29%	^	11/15/2036	20,075,040
167,012	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	167,135
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	2,204,924
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	11,124,640
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	3,763,201
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	3,543,909
47,829,586	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.91%	#^I/O	08/15/2047	1,710,663
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ	02/15/2048	9,518,061
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.68%	#^I/O	02/15/2048	1,800,100
5,600,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F	5.38%	^±	07/15/2036	5,614,000
16,250,000	Monarch Beach Resort Trust, Series 2018-MBMZ-M (1 Month LIBOR USD + 4.96%, 4.96% Floor)	7.35%	^	07/15/2025	16,344,725
3,570,000	Monarch Beach Resort Trust, Series 2018-MBR-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2035	3,497,317
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.55%	#^Þ	10/15/2048	6,638,509
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26X-E	4.55%	#Þ	10/15/2048	692,360
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%)	9.29%	^	11/15/2034	11,339,604
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.19%	^	05/15/2036	3,369,616
14,085,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-E	4.21%	#^Þ	03/10/2046	12,396,110
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ	08/15/2050	3,103,466
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.73%	#^I/O	08/15/2050	334,487
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.73%	#^I/O	08/15/2050	770,552
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.37%	#^Þ	06/15/2048	15,412,146
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.37%	#^Þ	06/15/2048	5,444,224
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.37%	#^Þ	06/15/2048	13,987,894
11,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ	03/15/2047	10,111,306
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.79%	#^I/O	03/15/2047	6,025,175

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $333,323,842)					325,438,145

Non-Agency Residential Collateralized Mortgage Obligations - 3.1%
30,000,000	CIM Trust, Series 2016-1RR-B2	7.53%	#^Þ	07/26/2055	30,615,702
15,000,000	CIM Trust, Series 2016-2RR-B2	7.77%	#^Þ	02/25/2056	15,357,777
15,000,000	CIM Trust, Series 2016-3RR-B2	7.43%	#^Þ	02/27/2056	15,308,990
1,812,551	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	4.60%	#	03/20/2037	1,685,025

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,325,289)					62,967,494

US Corporate Bonds - 27.5%
1,645,000	Acrisure LLC	8.13%	^ z	02/15/2024	1,701,547
3,770,000	Allied Universal Holding Company	9.75%	^	07/15/2027	3,779,425
15,310,000	AMC Merger, Inc.	8.00%	^	05/15/2025	9,262,550
7,988,000	Argos Merger Sub, Inc.	7.13%	^z	03/15/2023	7,528,690
11,036,000	AssuredPartners, Inc.	7.00%	^z	08/15/2025	11,022,205
18,315,000	Avantor, Inc.	9.00%	^z	10/01/2025	20,467,012
8,000,000	Banff Merger Sub, Inc.	9.75%	^z	09/01/2026	6,980,000
11,565,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	12,186,619
2,960,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,219,000
7,750,000	Bruin E&P Partners LLC	8.88%	^	08/01/2023	6,548,750
7,250,000	Calfrac Holdings LP	8.50%	^z	06/15/2026	5,111,250
14,080,000	CB Escrow Corporation	8.00%	^	10/15/2025	12,038,400
16,160,000	Cengage Learning, Inc.	9.50%	^z	06/15/2024	15,473,200
3,815,000	Constellation Merger Sub, Inc.	8.50%	^z	09/15/2025	3,557,487
10,160,000	CSI Compressco LP	7.50%	^z	04/01/2025	10,020,300
3,195,000	Eagle Holding LLC (PIK 9.00%)	7.75%	^	05/15/2022	3,226,950
3,975,000	EES Finance Corporation	8.13%		05/01/2025	4,059,469
15,745,000	Embarq Corporation	8.00%	z	06/01/2036	15,317,051
19,615,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	20,326,044
1,550,000	Enterprise Merger Sub, Inc.	8.75%	^z	10/15/2026	1,081,125
3,710,000	EP Energy LLC	7.75%	^z	05/15/2026	3,329,725
9,760,000	Financial & Risk US Holdings, Inc.	8.25%	^z	11/15/2026	10,062,560
7,660,000	Flex Acquisition Company, Inc.	6.88%	^z	01/15/2025	6,970,600
1,255,000	Flex Acquisition Company, Inc.	7.88%	^z	07/15/2026	1,160,875
9,200,000	Foresight Energy LLC	11.50%	^z	04/01/2023	5,244,000
6,170,000	Frontier Communications Corporation	8.50%		04/15/2020	5,059,400
2,815,000	Frontier Communications Corporation	8.00%	^	04/01/2027	2,934,637
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	14,741,675
12,200,000	Gogo Finance Company, Inc.	9.88%	^z	05/01/2024	12,581,250
10,000,000	GTT Communications, Inc.	7.88%	^z	12/31/2024	8,225,000
18,755,000	Hexion, Inc.	10.38%	^Ω	02/01/2022	14,394,462
4,415,000	Hexion, Inc.	13.75%	^Ω	02/01/2022	783,662
7,405,000	Hexion, Inc.	7.88%	^	07/15/2027	7,460,537
5,759,000	Hillman Group, Inc.	6.38%	^	07/15/2022	5,125,510
7,500,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	6,768,750
7,000,000	Informatica LLC	7.13%	^z	07/15/2023	7,141,190
10,770,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	11,739,300
5,970,000	JBS USA Finance, Inc.	6.75%	^z	02/15/2028	6,507,300
7,850,000	Legacy Reserves LP	6.63%	Ω	12/01/2021	372,875
3,615,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	3,226,387
5,425,000	Moss Creek Resources Holdings, Inc.	7.50%	^z	01/15/2026	4,651,937
2,000,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	1,885,400
7,750,000	NFP Corporation	6.88%	^z	07/15/2025	7,699,237
1,295,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	1,353,275
11,350,000	Onex York Acquisition Corporation	8.50%	^z	10/01/2022	9,392,125
7,264,000	OPE KAG Finance Sub, Inc.	7.88%	^z	07/31/2023	6,573,920
2,305,000	Panther BF Aggregator LP	8.50%	^z	05/15/2027	2,379,913
7,455,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	7,408,406
6,700,000	Peabody Securities Finance Corporation	6.00%	^z	03/31/2022	6,884,250
6,800,000	PetSmart, Inc.	8.88%	^z	06/01/2025	6,579,000
13,919,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	12,353,113
3,295,000	Prime Security Services Borrower LLC	9.25%	^z	05/15/2023	3,466,587
12,328,000	Pyxus International, Inc.	8.50%	^z	04/15/2021	12,651,610
7,140,000	Radiate Finance, Inc.	6.63%	^z	02/15/2025	6,943,650
12,280,000	Riverbed Technology, Inc.	8.88%	^z	03/01/2023	8,258,300
10,160,000	Scientific Games International, Inc.	8.25%	^z	03/15/2026	10,693,298
9,970,000	Solera Finance, Inc.	10.50%	^z	03/01/2024	10,829,913
4,000,000	Sprint Capital Corporation	8.75%		03/15/2032	4,640,000
11,385,000	Sprint Corporation	7.63%	z	03/01/2026	12,164,873
10,296,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	10,090,080
12,833,000	Tapstone Energy Finance Corporation	9.75%	^z	06/01/2022	8,918,935
8,145,000	Team Health Holdings, Inc.	6.38%	^z	02/01/2025	6,271,650
15,500,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	16,042,500
5,195,000	Tenet Healthcare Corporation	8.13%	z	04/01/2022	5,474,231
9,397,000	Tenet Healthcare Corporation	7.00%	z	08/01/2025	9,397,000
7,709,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	7,227,188
10,280,000	Triumph Group, Inc.	7.75%	z	08/15/2025	9,971,600
8,375,000	Uber Technologies, Inc.	8.00%	^z	11/01/2026	8,941,318
7,645,000	Valeant Pharmaceuticals International, Inc.	9.25%	^z	04/01/2026	8,572,339
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50%	^z	01/31/2027	2,848,722
11,790,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	12,305,813
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^z	04/15/2023	5,027,125
5,500,000	Wand Merger Corporation	9.13%	^	07/15/2026	5,596,250
10,390,000	Weatherford International Ltd.	9.88%	Ω	02/15/2024	5,480,725

Total US Corporate Bonds (Cost $610,191,602)					565,711,052

US Government and Agency Mortgage Backed Obligations - 4.6%
9,789,859	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	3.85%	I/FI/O	02/15/2040	1,741,811
7,295,964	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/FI/O	11/15/2040	726,751
25,943,735	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/FI/O	01/15/2042	5,053,181
14,643,577	Federal Home Loan Mortgage Corporation, Series 4212-NS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.53%	I/F	06/15/2043	14,098,380
4,875,642	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.16%	I/FI/O	09/25/2036	933,578
19,486,067	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.65%	I/FI/O	11/25/2040	3,397,698
21,621,450	Federal National Mortgage Association, Series 2013-55-US (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.39%	I/F	06/25/2043	19,450,713
34,852,144	Federal National Mortgage Association, Series 2013-58-KS (-2 x 1 Month LIBOR USD + 5.93%, 5.93% Cap)	2.32%	I/F	06/25/2043	30,445,947
20,843,792	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.39%	I/F	06/25/2043	18,545,097

Total US Government and Agency Mortgage Backed Obligations (Cost $101,668,089)					94,393,156

Common Stocks - 0.4%
51,725	ATD Holdings, Inc. * Þ				1,629,337
591,135	Frontera Energy Corporation				5,911,354

Common Stocks (Cost $56,834,838)					7,540,691

Rights - 0.1%
162,303	Hexion, Inc. Þ				2,434,545

Total Rights (Cost $2,109,941)					2,434,545

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				1

Total Warrants (Cost $1)					1

Short Term Investments - 0.6%
3,900,521	BlackRock Liquidity Funds FedFund - Institutional Shares	2.26%	◆		3,900,521
3,898,693	Fidelity Institutional Money Market Government Portfolio - Class I	2.24%	◆		3,898,693
3,901,259	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		3,901,259

Total Short Term Investments (Cost $11,700,473)					11,700,473

Total Investments - 141.9% (Cost $3,097,397,912) ‡					2,922,152,395
Liabilities in Excess of Other Assets - (41.9)%					(862,694,508)

NET ASSETS - 100.0%					$2,059,457,887

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $1,680,992,379 or 81.6% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

†	Perpetual Maturity

D	Security is in default

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

Þ	Value determined using significant unobservable inputs.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

♦	Seven-day yield as of June 30, 2019

z	Security, or portion of security, is on loan as of June 30, 2019 pursuant to the Liquidity Agreement.

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	63.9%
US Corporate Bonds	27.5%
Non-Agency Commercial Mortgage Backed Obligations	15.8%
Collateralized Loan Obligations	11.4%
Bank Loans	10.5%
US Government and Agency Mortgage Backed Obligations	4.6%
Non-Agency Residential Collateralized Mortgage Obligations	3.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.6%
Municipal Bonds	1.0%
Short Term Investments	0.6%
Asset Backed Obligations	0.4%
Common Stocks	0.4%
Rights	0.1%
Warrants	0.0%	~
Other Assets and Liabilities	(41.9)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	15.8%
Energy	12.7%
Collateralized Loan Obligations	11.4%
Banking	10.2%
Utilities	9.5%
Telecommunications	7.3%
Consumer Products	6.2%
Finance	6.0%
Technology	5.6%
US Government and Agency Mortgage Backed Obligations	4.6%
Healthcare	4.4%
Transportation	4.4%
Building and Development (including Steel/Metals)	4.3%
Mining	4.2%
Media	3.6%
Non-Agency Residential Collateralized Mortgage Obligations	3.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.6%
Pulp & Paper	2.4%
Containers and Glass Products	2.0%
Chemicals/Plastics	2.0%
Hotels/Motels/Inns and Casinos	2.0%
Chemical Products	1.9%
Electronics/Electric	1.5%
Insurance	1.5%
Business Equipment and Services	1.4%
Commercial Services	1.4%
Retailers (other than Food/Drug)	1.2%
Automotive	1.2%
Environmental Control	1.1%
Municipal Bonds	1.0%
Pharmaceuticals	0.9%
Food Products	0.8%
Aerospace & Defense	0.6%
Beverage and Tobacco	0.6%
Short Term Investments	0.6%
Leisure	0.5%
Asset Backed Obligations	0.4%
Financial Intermediaries	0.3%
Food/Drug Retailers	0.3%
Industrial Equipment	0.2%
Food Service	0.2%
Construction	0.0%	~
Other Assets and Liabilities	(41.9)%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.5%
Brazil	14.9%
Argentina	14.3%
Mexico	10.6%
Colombia	7.2%
Canada	3.7%
Peru	2.2%
Dominican Republic	2.1%
Indonesia	2.0%
Panama	1.7%
India	1.6%
South Africa	1.4%
Costa Rica	1.3%
Luxembourg	1.2%
Guatemala	0.6%
Jamaica	0.6%
El Salvador	0.5%
Chile	0.4%
China	0.3%
Netherlands	0.2%
United Kingdom	0.2%
Israel	0.2%
Denmark	0.1%
France	0.1%
Other Assets and Liabilities	(41.9)%

100.0%

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of March 31, 2019, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments in Securities, at Value on the Statement of Assets and Liabilities and are noted on the Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest Expense for Reverse Repurchase Agreements on the Statement of Operations. As of June 30, 2019, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$11,700,473
Common Stocks	5,911,354

Total Level 1	17,611,827
Level 2
Foreign Corporate Bonds	1,316,037,562
US Corporate Bonds	565,711,052
Collateralized Loan Obligations	235,136,672
Bank Loans	216,686,618
Non-Agency Commercial Mortgage Backed Obligations	213,993,439
US Government and Agency Mortgage Backed Obligations	94,393,156
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	54,210,888
Municipal Bonds	20,982,000
Asset Backed Obligations	8,659,709
Non-Agency Residential Collateralized Mortgage Obligations	1,685,025

Total Level 2	2,727,496,121
Level 3
Non-Agency Commercial Mortgage Backed Obligations	111,444,706
Non-Agency Residential Collateralized Mortgage Obligations	61,282,469
Rights	2,434,545
Common Stocks	1,629,337
Foreign Corporate Bonds	253,389
Warrants	1

Total Level 3	177,044,447

Total	$2,922,152,395

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$142,848,071	$(770,527)	$5,918,470	$2,772,411	$-	$(39,323,719)	$-	$-	$111,444,706	$2,310,832
Non-Agency Residential Collateralized Mortgage Obligations	57,993,475	-	2,486,872	802,122	-	-	-	-	61,282,469	2,486,872
Rights	-	-	324,604	-	2,109,941	-	-	-	2,434,545	-
Common Stocks	-	-	(3,998,052)	-	5,627,389	-	-	-	1,629,337	-
Foreign Corporate Bonds	-	-	(33,773,343)	-	34,026,732	-	-	-	253,389	-
Warrants	-	-	-	-	1	-	-	-	1	-

Total	$200,841,546	$(770,527)	$(29,041,449)	$3,574,533	$41,764,063	$(39,323,719)	$-	$-	$177,044,447	$4,797,704

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$111,444,706	Market Comparables	Yields	6.60% - 66.92% (14.06%)	Increase in yields would have resulted in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$61,282,469	Market Comparables	Market Quotes	$102.05 - $102.39 ($102.14)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,434,545	Market Comparables	Market Quotes	$15.00 ($15.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$1,629,337	Market Comparables	Market Quotes	$31.50 ($31.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$253,389	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the underlying equity price would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.